Convertible Notes and Note Payable (Details) - USD ($)	1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 26, 2022	Jun. 30, 2021	May 31, 2021	Mar. 31, 2021	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 14, 2022	Dec. 01, 2021	Jun. 14, 2021
Convertible Notes and Note Payable (Details) [Line Items]
Aggregate proceeds											$ 29,833,000	$ 29,833,000
Converted shares (in Shares)										106,949,326
c										$ 21
Accrued interest								$ 277,000		$ 277,000		1,369,000
Outstanding principal percentage										100.00%
Accrued interest										$ 225
Interest expense								1,572,000	$ 2,294,000	4,549,000	3,042,000	$ 8,342,000	2,269,000
Interest Expense, Related Party								209		775
Long-term balance								5,000		5,000
Short-term balance								10,108		10,108
2020 Convertible Notes [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Cash proceeds						$ 15,000,000	$ 25,000,000
Annual interest rate						5.00%	5.00%
Maturity date						Jun. 26, 2022	May 15, 2022
Discount												20.00%
Price per share (in Dollars per share)												$ 0.8
Conversion amount		$ 30,000,000	$ 40,000,000
Outstanding principal percentage		100.00%	200.00%
Derivative liability		$ 2,460,000	$ 4,060,000						2,460,000		2,460,000
Total amount of debt discount at issuance						$ 2,529,000	$ 4,175,000
Interest expense												$ 2,015,000
Debt discount												1,265,000	1,050,000
Total interest expense													$ 1,724,000
Total proceeds						30,000,000	$ 40,000,000
Converted shares (in Shares)					766,293
Total amount of debt discount					$ 21,268,000
Derivative liability at fair value					5,360,000
Net loss					3,775,000
SVB March 2021 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Total amount of debt discount												$ 3,532,000
Borrowings				$ 30,000,000
Fair value issuance				2,316,000
Final payment provision				$ 1,050,000
Interest rate												9.00%
Unamortized debt discount												$ 1,086,000
SVB March 2021 Note [Member] | Minimum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Annual interest rate												5.75%
Issuance of warrants to purchase (in Shares)				127,570
SVB March 2021 Note [Member] | Maximum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Annual interest rate												9.00%
SVB March 2021 Note [Member] | March 2021 Note Payable [Member]
Convertible Notes and Note Payable (Details) [Line Items]
c												$ 4,508,000
Accrued interest												233,000
SCI June 2021 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Total amount of debt discount at issuance												1,132,000
Final payment provision		525,000
Increments amount		5,000,000
Other commitment		$ 15,000,000							15,000,000		15,000,000
Initial amount																$ 5,000,000
Remaining amount															$ 10,000,000
Final payment percentage		3.50%
Convertible note to purchase (in Shares)		63,785
Fair value of issuance		$ 1,527,000							1,527,000		1,527,000
Warrants and discounts												2,150,000
Amortized cost								15,000,000		15,000,000
Interest expense related to debt discounts												$ 1,018,000
Interest rate in percentage												9.00%
Incurred and paid stated interest amount												$ 329,000
SCI June 2021 Note [Member] | Maximum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Loan bears interest rate												9.00%
SCI June 2021 Note [Member] | Minimum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Loan bears interest rate												5.75%
Convertible Note and Notes Payable [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Interest expense								$ 17		$ 984
SNAP June 2020 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Cash proceeds						$ 15,000,000
Maturity date								Apr. 26, 2022		Apr. 26, 2022
Discount										20.00%
Price per share (in Dollars per share)								$ 0.8		$ 0.8
Conversion amount										$ 30,000,000
Derivative liability								$ 2,460,000		2,460,000
Total amount of debt discount at issuance								2,529,000		2,529,000
Debt discount										230,000
Total interest expense								150,000	499,000	$ 666,000	985,000
Annual interest rate						5.00%
Outstanding principal percentage										200.00%
Amortization of Debt Issuance Costs and Discounts								97,000	312,000	$ 427,000	613,000
Total proceeds										30,000,000
Outstanding principal amount								15,000,000		15,000,000
Accrued interest										1,375,000
SVB March 2021 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Total amount of debt discount at issuance								3,532		3,532
Issuance of warrants to purchase (in Shares)				127,570
Fair value issuance				$ 2,316,000
c								689,000		1,363,000
Unamortized debt discount								$ 102		$ 102		$ 1,086
Loan bears interest rate								9.00%		9.00%
Accrued interest								$ 228		$ 228
Borrowings				30,000,000
Final payment provision				$ 1,050,000
Prime rate										5.75%
Interest rate										10.50%
Interest expense									683		683
Interest Expense, Related Party								786		$ 786
Long-term balance								16,050		16,050		16,050
Short-term balance								12,000		12,000		12,000
SCI June 2021 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
c								365		703
Unamortized debt discount								$ 357		$ 357		$ 1,132
Increments amount											5,000
Other commitment		15,000							15,000		$ 15,000
Initial amount														$ 5,000
Remaining amount															$ 10,000
Convertible note to purchase (in Shares)											63,785
Fair value of issuance		1,526							1,526		$ 1,526
Warrants and discounts		$ 2,150							$ 2,150		2,150
Loan bears interest rate								9.00%		9.00%
Prime rate										5.75%
Interest rate										10.50%
Interest Expense, Related Party								$ 775		$ 209
Total commitment amount											$ 15,000
Provision percentage											3.50%
Withdrawal amount											$ 525
Interest expense								138		138
Comprehensive loss								21
Series D-3A [Member] | 2020 Convertible Notes [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Acquisition price					30,652,000
Series D-3A redeemable convertible preferred stock [Member] | 2020 Convertible Notes [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Aggregate proceeds					40,300,000
Outstanding principal balance					25,000,000
Unpaid interest					$ 288,000
Common Class A [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Converted shares (in Shares)	140,114,060
Common Class A [Member] | SNAP June 2020 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Derivative liability								$ 4,094,000		$ 4,094,000
Converted into shares of common stock (in Shares)										368,384